Segment Reporting - Schedule of Reconciliation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net sales			$ 23,198	$ 16,995	$ 14,317
Income /(Loss) before income taxes			2,525	(4,821)	(9,196)
Consolidated total assets			21,659	11,844	13,433
Reportable Segments
Segment Reporting Information [Line Items]
Net sales			23,566	17,410	19,247
Income /(Loss) before income taxes			2,543	(4,801)	(8,961)
Consolidated total assets			21,734	12,022	13,756
Intersegment
Segment Reporting Information [Line Items]
Net sales			(368)	(415)	(4,930)
Income /(Loss) before income taxes			(18)	(20)	(235)
Intersegment
Segment Reporting Information [Line Items]
Elimination of intersegment receivables			(75)	$ (178)	$ (323)
SEALS Corp
Segment Reporting Information [Line Items]
Net sales	$ 14,751	$ 10,656
Income /(Loss) before income taxes	(555)	(182)
Consolidated total assets	24,077	14,695	$ 21,659
SEALS Corp | Reportable Segments
Segment Reporting Information [Line Items]
Net sales	14,982	10,836
Income /(Loss) before income taxes	(544)	(173)
Consolidated total assets	24,148	14,974
SEALS Corp | Intersegment
Segment Reporting Information [Line Items]
Net sales	(231)	(180)
Income /(Loss) before income taxes	(11)	(9)
SEALS Corp | Intersegment
Segment Reporting Information [Line Items]
Elimination of intersegment receivables	$ (71)	$ (279)